Development partnership liabilities	12 Months Ended
Dec. 31, 2021
Development Partnership Liabilities [Abstract]
Development partnership liabilities [Text Block]

7. Development partnership liabilities

The Company, through its wholly owned subsidiary Origination, sponsors and manages development programs to participate in its drilling initiatives and accelerate its growth. Most of Origination's drilling programs are limited partnerships structured to minimize drilling risks on repeatable prospects and optimize tax advantages for private investors. At the commencement of operations, Origination assigns drilling rights for specified wells to an operating partnership.

i) Development partnership 1

During the first quarter of 2021, the Company formed Development Partnership 1 ("DP1") with 13 external limited partners and Origination as a limited partner and the general partner. The intention of the DP1 is to finance the drilling and completion of 5 wells, with the external partners funding approximately 60% and the Company funding 40%. The Company has raised $13,140,240 from external limited partners of which $1,366,709 was raised from officers and directors of the Company. Investors can choose to receive DP Units that distribute profits either based on a Flat payout option or an IRR based payout option. Investors have participated as to $3,243,728 in Flat Payout units and $9,896,512 in IRR based payout units. Flat Payout Units will participate in 75% of the income of the DP (along with IRR based Payout Units) until that income equals their invested capital and thereafter will participate in 20% of the income of the DP1 (along with IRR based Payout Units). IRR Based Payout Units will participate in 75% of the income of the DP1 (along with Flat Payout Units) until that income equals their invested capital plus a 15% annualized return on invested capital or 120% of their initial investment, whichever is greater and thereafter will participate in 6% of the income of the DP1 (along with Flat Payout Units). The Company will receive 25% of the income of the DP1 before payout and will receive 80% and 94% of the income related to Flat and IRR based payout Units respectively after payout. During the year ended December 31, 2021, the Company distributed $1,853,127 to external partners.

After payout, the external limited partners will also have a put right to effectively put their DP1 units (with ongoing rights to 20% and 6% of the income generated by the DP1) back to the Company for either i) Class B non-voting units of Origination (which are exchangeable on a one-for-one basis for Subordinate Voting Shares of the Company) or ii) cash, subject to certain restrictions, and with the number of shares or cash to be distributed to be calculated based on future net present values of the oil and gas reserves of the DP.

The Company, through the structure of the DP1, will maintain control of the DP1 and will continue to consolidate 100% of the operations of the DP1.

For the year ended December 31, 2021, an increase in the liability of $4,001,481, respectively, was recorded related to the change in fair value of the liability with a corresponding increase in finance expenses (Note 19).

On October 7, 2021, the Company repaid and paid out the reversion of DP1. As part of the completion of the DP1 program, Alpine has retired liabilities of $15,288,594.

One of the DP1 partners exercised the put right provided to such partners by DP1 regarding residual interests in their associated investment and, elected to exchange the remaining interest in DP1 for 339,372 Class B non-voting units of Origination (which are exchangeable on a one-for-one basis for Subordinate Voting Shares of the Company, having a deemed value of US$3.515 per unit, or a total of $1,192,893 (Note 13)).

Fair value was determined by present valuing the expected cash flows to be received by the unit holders at a discount rate of 15%.

ii) Development partnership 2

During the third quarter of 2021, the Company formed Development Partnership 2 ("DP2") with 25 external limited partners and Origination as a limited partner and the general partner. The intention of the DP2 is to finance the drilling and completion of 5 wells, with the external partners funding approximately 60% and the Company funding 40%. The Company has raised $20,815,329 from external limited partners of which $1,724,967 was raised from officers and directors of the Company. Investors can choose to receive DP Units that distribute profits either based on a Flat payout option or an IRR based payout option. Investors have participated as to $7,390,362 in Flat Payout units and $13,424,967 in IRR based payout units. Flat Payout Units will participate in 75% of the income of the DP2 (along with IRR based Payout Units) until that income equals their invested capital and thereafter will participate in 20% of the income of the DP2 (along with IRR based Payout Units). IRR Based Payout Units will participate in 75% of the income of the DP2 (along with Flat Payout Units) until that income equals their invested capital plus a 15% annualized return on invested capital or 120% of their initial investment, whichever is greater and thereafter will participate in 6% of the income of the DP2 (along with Flat Payout Units). The Company will receive 25% of the income of the DP2 before payout and will receive 80% and 94% of the income related to Flat and IRR based payout Units respectively after payout. During the year ended December 31, 2021, the Company distributed $4,535,743 to external partners.

After payout, the external limited partners will also have a put right to effectively put their DP2 units (with ongoing rights to 20% and 6% of the income generated by the DP2) back to the Company for either i) Class B non-voting units of Origination (which are exchangeable on a one-for-one basis for Subordinate Voting Shares of the Company) or ii) cash, subject to certain restrictions, and with the number of shares or cash to be distributed to be calculated based on future net present values of the oil and gas reserves of the DP.

The Company, through the structure of the DP2, will maintain control of the DP2 and will continue to consolidate 100% of the operations of the DP2.

The Company has categorized the development partnership liability as current based on the anticipated timing of repayments. For the year ended December 31, 2021, an increase in the liability of $7,232,232 was recorded related to the change in fair value of the liability with a corresponding increase in finance expenses (Note 19).

Fair value was determined by present valuing the expected cash flows to be received by the unit holders at a discount rate of 15%. Refer to Note 26 for discussing regarding the closing of DP2 subsequent to year end.

iii) Development partnership 3

During the fourth quarter of 2021, the Company formed Development Partnership 3 ("DP3") with 23 external limited partners and Origination as a limited partner and the general partner. The intention of the DP3 is to finance the drilling and completion of 5 wells, with the external partners funding approximately 60% and the Company funding 40%. The Company has raised $21,182,826 from external limited partners of which $4,132,672 was raised from officers and directors of the Company. Investors can choose to receive DP Units that distribute profits either based on a Flat payout option or an IRR based payout option. Investors have participated as to $10,413,322 in Flat Payout units and $10,769,504 in IRR based payout units. Flat Payout Units will participate in 75% of the income of the DP3 (along with IRR based Payout Units) until that income equals their invested capital and thereafter will participate in 20% of the income of the DP3 (along with IRR based Payout Units). IRR Based Payout Units will participate in 75% of the income of the DP3 (along with Flat Payout Units) until that income equals their invested capital plus a 15% annualized return on invested capital or 120% of their initial investment, whichever is greater and thereafter will participate in 6% of the income of the DP3 (along with Flat Payout Units). The Company will receive 25% of the income of the DP3 before payout and will receive 80% and 94% of the income related to Flat and IRR based payout Units respectively after payout.

After payout, the external limited partners will also have a put right to effectively put their DP3 units (with ongoing rights to 20% and 6% of the income generated by the DP3) back to the Company for either i) Class B non-voting units of Origination (which are exchangeable on a one-for-one basis for Subordinate Voting Shares of the Company) or ii) cash, subject to certain restrictions, and with the number of shares or cash to be distributed to be calculated based on future net present values of the oil and gas reserves of the DP3.

The Company, through the structure of the DP3, will maintain control of the DP3 and will continue to consolidate 100% of the operations of the DP3.

The Company has categorized the development partnership liability as current based on the anticipated timing of repayments. For the year ended December 31, 2021, there was no increase in the liability related to the change in fair value of the liability as no associated drilling or reserve results were completed.

The Company, through the structure of the DP3, will maintain control of DP3 and will continue to consolidate 100% of the operations of the DP3.